Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Loss from continuing operations before non-controlling interests	$ (7,258,886)	$ (7,387,225)	$ (3,377,240)
(Loss) income from discontinued operation, net of tax	573	(81,605)	(36,404)
Net loss	(7,258,313)	(7,468,830)	(3,413,644)
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,750,918)	(2,963,843)	973,379
Unrealized gain or loss in available-for-sale debt investments		(58,461)	58,461
Comprehensive loss	(9,009,231)	(10,491,134)	(2,381,804)
Less: Comprehensive loss attributable to non-controlling interests	(1,014,857)	(1,117,034)	(257,185)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (7,994,374)	$ (9,374,100)	$ (2,124,619)